Employees (Details) € in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€) employee	Mar. 31, 2020 EUR (€) employee	Mar. 31, 2019 EUR (€) employee
Employees
Operations	14,893	14,616	15,872
Selling and distribution	26,874	28,133	30,596
Customer care and administration	54,739	52,470	52,528
Total number of employees	96,506	95,219	98,996
Costs incurred in respect of employees
Wages and salaries | €	€ 4,238	€ 4,571	€ 4,333
Social security costs | €	549	531	579
Other pension costs (note 25) | €	235	226	223
Share-based payments (note 26) | €	135	134	132
Cost incurred to employees | €	5,157	5,462	5,267
India (Discontinued operations) | €	0		84
Total | €	€ 5,157	€ 5,462	€ 5,351
Germany
Employees
Total number of employees	15,798	15,199	13,414
Italy
Employees
Total number of employees	5,818	5,980	6,536
Spain
Employees
Total number of employees	4,257	4,316	5,140
UK
Employees
Total number of employees	9,584	10,295	11,525
Other Europe
Employees
Total number of employees	15,460	14,646	12,413
India (Discontinued operations)
Employees
Total number of employees	0		4,554
Vodacom
Employees
Total number of employees	7,810	7,773	7,695
Other Markets
Employees
Total number of employees	9,498	10,515	12,837
Common Functions
Employees
Total number of employees	28,281	26,495	24,882